Contingent Assets and Liabilities	12 Months Ended
Dec. 31, 2020
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Contingent Assets and Liabilities
32.	CONTINGENT ASSETS AND LIABILITIES
32.a) Contingent assets
The Group does not have any significant contingent assets.
32.b) Contingent liabilities
The Group has the following contingencies and claims, individually significant, that the Management of the Company, in consultation with its external counsels, believes have possible outcome. Based on the information available to the Group, including the amount of time remaining before trial among others, the results of discovery and the judgment of internal and external counsel, the Group is unable to estimate the reasonably possible loss or range of loss on certain matters referred to below:
32.b.1) Environmental claims

•	Asociación Superficiarios de la Patagonia (“ASSUPA”)
In August 2003, ASSUPA sued the companies operating exploitation concessions and exploration permits in the Neuquén Basin, YPF being one of them, claiming the remediation of the general environmental damage purportedly caused in the execution of such activities. In addition, requested the establishment of an environmental restoration fund, and the implementation of measures to prevent environmental damages in the future. The plaintiff requested that the Argentine Government, the Federal Environmental Council (
Consejo Federal de Medio Ambiente
), the provinces of Buenos Aires, La Pampa, Neuquén, Río Negro and Mendoza and the Ombudsman of the Nation be summoned. It requested, as a preliminary injunction, that the defendants refrain from carrying out activities affecting the environment. Both the Ombudsman’s summons as well as the requested preliminary injunction were rejected by the CSJN.
YPF responded to the suit requesting its rejection, opposing failure of the plaintiff and requiring the summons of the Argentine Government, due to its obligation to indemnify YPF for events and claims before January 1, 1991, according to Law No. 24,145 and Decree No. 546/1993. The CSJN gave the plaintiffs a time frame to correct the defects in the complaint. On August 26, 2008, the CSJN decided that such defects had already been corrected and on February 23, 2009, ordered that certain provinces, the Argentine Government and the Federal Environmental Council be summoned. Therefore, pending issues were deferred until all third parties impleaded appear before the court. As of the date of issuance of these consolidated financial statements, the provinces of Río Negro, Buenos Aires, Neuquén, Mendoza, and the Argentine government have made their presentations, which are not available to the Company yet. The provinces of Neuquén and La Pampa claimed lack of jurisdiction, which was answered by the plaintiff.
On December 30, 2014, the CSJN issued 2 interlocutory judgments. The first judgment supported the claim of the provinces of Neuquén and La Pampa, and declared that all environmental damages related to local and provincial situations were outside the scope of his original competence, and that only “inter-jurisdictional situations” (such as the Colorado River basin) would fall under his venue. In the second judgment, the Court rejected the petition filed by ASSUPA to incorporate Repsol and the directors who served in YPF until April 2012 as a necessary third party. The Court also rejected precautionary measures and other proceedings related to such request.
The complaint filed on March 7, 2007 was considered answered by the CSJN, which decided to serve notice of the motion to dismiss for the plaintiff’s lack of capacity to sue and the statute of limitations filed by YPF and of the attached documentation.
Regarding the Neuquina Basin, a preventive action has been filed by an individual to prevent future damages and reduce presumed damages, an action for repair of damages consisting of the comprehensive remediation of collective damages allegedly caused by the hydrocarbon activity of YPF, in the Province of Neuquén. YPF answered the complaint and requested that the National Government, the Provincial Government and other oil companies in the area be summoned to appear.

In addition, it should be highlighted that YPF learned about other three court complaints filed by ASSUPA against:

i.	Concessionary companies in the San Jorge Gulf basin areas
On November 30, 2016, the court the ordered a new transfer of the claim and on December 28, 2016, YPF received notice of the court resolution. The deadline set for preliminary defenses was May 31, 2017, and the deadline to respond to the complaint was June 30, 2017. YPF has timely filed a legal defect exception and the court ordered the suspension of the terms to answer the complaint. The terms will continue to be suspended until a final decision is made and submitted by the company, which will be resolved when the dispute is locked with all the defendant companies.
On February 8, 2021, the judge declared the incompetence of the federal justice in the case, understanding that the existence of an interjurisdictional damage to justify it had not been demonstrated, which was appealed by the plaintiff.

ii.	Concessionary companies in the Austral basin areas
On October 1, 2013, the court ordered the claim to be process by summarized action. In addition, an interim relief has been issued by the Lower Court to notify several companies of the existence of the suit, and for the defendants to contribute certain information. YPF appealed this decision, and the Court of Appeals partially upheld the appeal, reversing the lower court’s ruling ordering various entities to provide notification of this claim. In the same decision, the Court of Appeals confirmed that the defendants had an obligation to provide certain information but stated that YPF and the other defendants had already complied with such obligation. On November 2, 2015, YPF was notified of the lawsuit. Following YPF’s request, the court ordered on November 4, 2015 to suspend the procedural time limits.
On November 23, 2017, the plaintiff requested the Court to decide on its motion requesting the National Government and the provinces of Santa Cruz and Tierra del Fuego to be summoned to appear as third parties in compliance with the ruling dated December 6, 2017 whereby the court ordered the issuance of such summons, so that the National Government–and the provinces mentioned above –enter an appearance in the case within the term of 60 days. The court ordered the suspension of deadlines until their appearance or expiration of the deadline.
On June 4, 2018, the Argentine Government answered as the third-party summons sought by the plaintiff, and requested dismissal thereof. On August 13, 2018 the province of Tierra del Fuego answered a summons as a third party stating its intention not to voluntarily appear in the case and requested its exclusion thereof. On September 11, 2018, the Province of Santa Cruz answered the summons as a third party, stating that it has no interest in participating in the case and adhered to what was stated by the Province of Tierra del Fuego.
On June 23, 2020, the judge issued an interlocutory judgment by which it decided to allow YPF’s claim, among other co-defendants,
and ordered a new notification with the transfer of the claim. The decision was appealed by the plaintiff.

iii.	Concessionary companies in the Northwest basin areas
On December 1, 2014, the Company was notified of the complaint, which was submitted to ordinary proceedings. The procedural deadlines were suspended at the Company’s request. Subsequently, on May 3, 2016, YPF was once again notified of the complaint, and the deadlines were reinstated. Consequently, the Company filed a motion requesting that the deadlines be suspended until the plaintiff clarifies whether or not it will annex certain documentary evidence referred to in the complaint. The Judge sustained the YPF’s motion and suspended once again the deadlines to answer the complaint. On April 19, 2017, YPF was served with notice of the ruling of the Court ordering to resume the procedural time limits against which YPF has timely filed a defense for a legal flaw. The court has not decided upon it yet and ordered the suspension of the terms to answer the complaint. The terms will continue to be suspended until a final decision on the legal defect exemption is made by YPF, as well as other similar presentations made by the co-defendants.

On June 3, 2020, the judge ordered the transfer to the plaintiff of the exception of legal defect filed by YPF, as well as other similar presentations made by the co-defendants.

•	Dock Sud, Río Matanza, Riachuelo, Quilmes and Refinería Luján de Cuyo
A group of neighbors of Dock Sud, Province of Buenos Aires, have sued 44 companies, among which YPF is included, the Argentine Government, the Province of Buenos Aires, the City of Buenos Aires and 14 municipalities, before the CSJN, seeking the remediation and the indemnification of the environmental collective damage produced in the basin of the Matanza and Riachuelo rivers. Additionally, another group of neighbors of the Dock Sud area, have filed 2 other environmental lawsuits, one of them desisted in relation to YPF, claiming several companies located in that area, among which YPF is included, the Province of Buenos Aires and several municipalities, for the remediation and the indemnification of the environmental collective damage of the Dock Sud area and for the individual damage they claim to have suffered. Currently, it is not possible to reasonably estimate the outcome of these claims nor is it possible to estimate the corresponding legal fees and expenses that might result. YPF has the right of indemnity by the Argentine Government for events and claims prior to January 1, 1991, according to Law No. 24,145 and Decree No. 546/1993.
By means of judgment dated July 8, 2008, the CSJN:

(i)
Determined that the Basin Matanza Riachuelo Authority (“ACUMAR”) (Law No. 26,168) should be in charge of the execution of the program of environmental remediation of the basin, being the Argentine Government, the Province of Buenos Aires and the City of Buenos Aires responsible of its development; delegated in the Federal Lower Court of Quilmes the knowledge of all the matters concerning the execution of the remediation and reparation; declared that all the litigations related to the execution of the remediation plan will accumulate and will be processed through this court and that this process produces lis pendens relating to the other collective actions that aim for the environmental remediation of the basin, which actions should be archived (“littispendencia”). YPF has been notified of certain resolutions issued by ACUMAR, by virtue of which YPF has been requested to present an Industrial Reconversion Program, in connection with certain installations of YPF. The Program has been presented although the resolutions had been appealed by the Company;

(ii)	Decided that the proceedings related to the determination of the responsibilities derived from past behaviors for the reparation of the environmental damage will continue before that Court.
In addition to the claims discussed under 15.a.4, which discusses environmental claims in Quilmes, the Company has other legal and non-judicial
claims against it, based on similar arguments.
On the other hand, the monitoring tasks carried out routinely by YPF have allowed YPF to warn against degrees of affectation in the subsoil within the vicinity of the Luján de Cuyo refinery, which led to the creation of a program for surveying, evaluating and remedying liabilities that the Company is in the process of implementing with agencies in the Province of Mendoza, the costs which have been charged to provision in the remediation program of environmental issues of the Group.
32.b.2) Contentious claims

•	Petersen Energía Inversora, S.A.U and Petersen Energía, S.A.U. (collectively, “Petersen”)
Judicial process in New York
On April 8, 2015, Petersen, former YPF Class D shareholder, filed a lawsuit against the Republic of Argentina and YPF in the Federal District Court for the Southern District of New York. The litigation is being conducted by the bankruptcy trustee of the previously mentioned companies due to a liquidation process pending in a Commercial Court in Spain. The complaint contains claims related to the expropriation of the controlling interest of Repsol in YPF by the Argentine Republic in 2012, asserting that the obligation by the Argentine Republic to make a purchase offer to the remaining shareholders would have been triggered. Claims are grounded on allegations that the expropriation breached contract obligations contained in the initial public offering and bylaws of YPF and seeks unspecified compensation. YPF considers that the claim against the Company has no merit and filed a motion to dismiss on September 8, 2015, a date that was set as a result of the extension of the term provided for by the Court. On the other hand, Petersen filed an objection against YPF’s motion to dismiss.

On July 20, 2016, the Court held a hearing during which the parties made their arguments regarding the motion to dismiss, and responded to questions asked by the Judge, Loretta A. Preska. On September 9, 2016, the United States District Court for the Southern District of New York issued a decision partially dismissing the complaint filed by Petersen against YPF at this preliminary stage. The Company appealed this decision, requesting a complete dismissal of the complaint at this preliminary stage.
After the oral hearing held on June 15, 2017, on July 10, 2018, the United States Court of Appeals for the Second Circuit held that the United States District Court has jurisdiction over this judicial matter, but without rendering an opinion as to the merits of the complaint against YPF and the Republic of Argentina. The Company and the Argentine Republic appealed such resolution on July 24, 2018 requesting reconsideration by the Court of Appeals that ruled (“Panel rehearing”) or a review of the resolution by the Court of Appeals as a whole (“Rehearing en banc”).
On August 30, 2018, the Rehearing en banc filed by the Company and the Argentine Republic was rejected. For that reason, the process was suspended until the case was remanded to the United States District Court for the Southern District of New York. However, YPF requested a stay motion (“stay of mandate”), which was granted on October 2, 2018 for a period of thirty days. On October 31, 2018, the Company filed a writ of certiorari with the Supreme Court of Justice of the United States so that the process is stayed until this court finally decides on its merits.
Additionally, the republics of Mexico and Chile appeared in Court as Amicus Curiae.
On January 7, 2019, the Supreme Court of Justice of the United States requested the Solicitor General (advisor to the U.S. Ministry of Justice in charge of all the proceedings pending in the U.S. Supreme Court of Justice) to decide on the admissibility of the writ of certiorari filed by the Company and the Argentine Republic.
On April 17, the Court of Appeals for the Second Circuit returned the complaint to the District Court.
On April 18, 2019, the Company and the Argentine Republic filed a petition for reconsideration or clarification before the Court of Appeals for the Second Circuit in reference to the return of the complaint to the District Court. On the same day, the Company and the Argentine Republic requested the District Court to suspend the proceedings until the Court of Appeals resolved on the petition for reconsideration or clarification filed by the Company and the Republic.
On April 22, 2019, the District Court accepted the petition made by the Company and the Argentine Republic to suspend the proceedings until the Court of Appeals resolved on the petition submitted by the Argentine Republic. Also on April 22, Petersen filed an objection to the request for reconsideration or clarification of the Company and the Argentine Republic before the Court of Appeals. On the same day, the Company and the Argentine Republic replied to Petersen’s objection before the Court of Appeals for the Second Circuit.
On April 26, 2019, the Court of Appeals resolved to dismiss the petition submitted by the Argentine Republic.
On April 27, 2019, Petersen filed a motion to the District Court requesting a hearing to define the following steps of the procedure.
On April 28, 2019, the Company and the Argentine Republic filed a motion to the District Court requesting the suspension of the terms until the Supreme Court of the United States rules on the writ of certiorari.
On April 29, 2019, the Company and the Republic answered the request filed by Petersen for a hearing with the District Court. On the same day, Petersen answered the motions filed by the Company and the Republic on April 28 and 29.

On April 30, 2019, the Company and the Republic answered the brief filed by Petersen on April 29.
On May 1, 2019, the District Court resolved (i) to grant the petition for suspension of the litigation terms requested by the Company and the Argentine Republic and (ii) to dismiss the request for a hearing filed by Petersen.
On May 21, 2019, the Attorney General issued his
non-binding
opinion recommending that the case should continue to be heard and processed in the United States.
On June 3, 2019, the Argentine Republic filed a supplemental motion to the Writ of Certiorari.
On June 24, 2019, the Supreme Court of the United States rejected the Writ of Certiorari filed by the Company and the one filed by the Argentine Republic. On that same date, YPF submitted a letter to the District Court requesting a hearing prior to the filing of a Motion for Judgment on the Pleadings. Likewise, on that same date, Petersen submitted a letter to the District Court requesting it to lift the suspension of procedural terms and to set a date for a hearing prior to the request for the admission of a Summary Judgment.
On June 25, 2019, the District Court ordered the parties to answer the petitions filed on June 24, 2019 by July 3, 2019, and called the parties to a hearing to be held on July 11, 2019.
On July 8, 2019, the Argentine Republic and YPF filed both answers and raised defenses against Petersen’s complaint.
On July 11, 2019 the hearing ordered by the Judge was held, in which the parties explained their arguments seeking the approval of their motions filed on June 24, 2019.
On July 23, 2019, Petersen, Eton Park (see description of the case filed by Eton Park in the section titled Eton Park Capital Management, L.P., Eton Park Master Fund, LTD. y Eton Park Fund, L.P. (jointly referred to as “Eton Park”), the Argentine Republic and YPF submitted a petition proposing a schedule for: (i) the Argentine Republic and YPF to file their motions for complaint dismissal based on the principle of “forum non conveniens”, before August 30, 2019, (ii) Both Petersen and Eton Park to be able to file their objections to these motions before October 30, 2019 and (iii) the Argentine Republic and YPF reply to the petitions mentioned above in point (ii) before November 29, 2019.
On July 24, 2019, the Judge accepted the schedule proposed by the parties and resolved that the procedural terms were suspended until the motions for complaint dismissal on the grounds of “forum non conveniens” are resolved. The schedule was modified on September 17, 2019: (i) extending until December 7, 2019 the deadline for Eton Park and Petersen to submit the objection to the motion to dismiss based on the grounds of “forum non conveniens”, and (ii) extending until January 7, 2020 the period for YPF to answer the pleadings filed by Eton Park and Petersen in section (i) above.
On August 30, 2019, YPF and the Argentine Republic jointly presented their arguments in support of the motion to dismiss based on the grounds of “forum non conveniens”.
On December 6, 2019, both Petersen and Eton Park filed an objection to the motion to dismiss on the grounds of “forum non conveniens”.
On December 16, 2019, the Argentine Republic requested the District Court to extend until March 16, 2020 the term for the defendants to answer the objection to the motion to dismiss based on the principle of forum non conveniens” filed both by Petersen and Eton Park. On December 16, 2019, the Company adhered to the statements made by the Argentine Republic and requested the identical extension.
On December 20, 2019, the District Court granted an extension of the term until February 7, 2020, for the defendants to answer the objection to the motion to dismiss on the grounds of “forum non conveniens” filed both by Petersen and Eton Park.

On January 21, 2020, the Company and the Argentine Republic filed in the District Court an order that gives them the possibility to present, both in Eton Park and Petersen’s case, jointly a single and consolidated “reply memorandum of law” in support of its motion for dismissal by “forum non conveniens”.
On January 22, 2020, the presiding Judge ruled in favor of the defendants and granted the order aforementioned in the preceding paragraph.
On February 7, 2020, the Company and the Argentine Republic answered jointly the objection filed both by Petersen and Eton Park to the motion to dismiss based on the principle of “forum non conveniens” (“defendants’ reply memorandum of law in support of their motion to dismiss for forum non conveniens”).
Until the District Court decides on the admissibility of the motion to dismiss on the grounds of “forum non conveniens”, the procedural terms are suspended in all other respects.
On June 5, 2020, the District Court rejected the motions to dismiss based on the grounds of “forum non conveniens” filed both by the Argentine Republic and YPF and requested the parties to the process to propose how they consider the proceedings should be handled.
During June and July 2020, procedural acts were carried out related to the definition of the following stages of the process.
On July 13, 2020, the District Court issued a resolution ordering the parties to the process to proceed to the discovery “of facts” and the discovery “of experts”.
On July 17, 2020, Petersen and Eton together with YPF and the Argentine Republic submitted to the District Court a proposal with a schedule of the next steps for the process, which was accepted by the District Court on July 20, 2020.
On September 24, 2020, YPF and the Argentine Republic jointly filed a pleading requesting the District Court to issue a letters rogattory pursuant to section 28(b) of the Federal Rules of Civil Procedure of the United States and the Hague Convention, requesting assistance from the Argentine authorities to obtain the pertinent testimonies and the production of certain documents.
On October 2, 2020, YPF filed a pleading requesting the District Court a hearing in relation to the issuance requested, as well as the issue of a letter rogatory pursuant to section 28(b) of the Federal Rules of Civil Procedure of the United States and the Hague Convention, in order to obtain assistance from Spanish authorities in the production of certain documents.
On October 6, 2020, the District Court approved the petitions filed by YPF and the Argentine Republic to obtain testimony and the production of the documents required on September 24 and October 2, 2020.
On December 21, 2020, the parties filed a proposal to modify the procedural schedule, which was accepted by the District Court.
On February 19, 2021, pursuant to the decision of the District Court in a conference call on February 18, 2021, the parties submitted to the District Court a new procedural schedule proposal, requesting a
90-day
extension of the procedural deadlines, which was approved by the District Court on February 19, 2021. Under this revised schedule, motions for summary judgment shall be fully substantiated by November 12, 2021, and the trial is scheduled for January 2022. The revised schedule, including the date for summary judgment motions and the judgment, may be extended or modified by District Court order. As of the date of these consolidated financial statements, it is not possible to anticipate the date on which final judgment will be rendered.

Under the discovery process, the parties are in the process of exchanging their respective briefs, such as: requests for production of documents and their corresponding responses and objections; interrogations, requests for admissions, among others. The depositions began in October 2020 and, under the schedule approved by the District Court, the discovery of facts must conclude on May 17, 2021 and the discovery of experts must conclude on September 3, 2021.
As the process progresses, taking into account the complexity of the claims and the evidence that the parties must present, the Company will continue to reassess the status of the litigation and its impact on the results and financial situation of the Group.
The Company will employ available legal resources in accordance with the applicable legal procedure in order to defend its rights.
Judicial process in Spain.
On the other hand, on February 28, 2019, the Company filed a complaint in Spain against Petersen and Prospect Investments LLC (“Burford”) seeking the definition of the legal nature of the agreement that was subscribed by Burford and Petersen’s Trustee in Bankruptcy. Such complaint was notified to Burford, which – upon filing its answer- submitted a motion for the case to be referred to the Court in which Petersen’s liquidation is being heard. As YPF objected to the motion, the case was referred to the District Attorney for him to issue an opinion prior to the Court’s decision. On July 29, 2019, the Court decided that the case must be processed before the Court that intervened in Petersen’s liquidation. Such decision was appealed by the Company on September 26, 2019. On October 30, 2019, Prospect Investments LLC objected to the appeal filed by the Company and on October 31, 2019, Petersen did so. On November 12, 2019, the Company appeared before the Provincial Court of Madrid within the framework of said appeal and on November 18, 2019, Petersen did so.
On May 20, the Provincial Court of Madrid dismissed the appeal filed by the Company and confirmed the jurisdiction of the Commercial Court No. 3 of Madrid in the proceedings. On September 3, 2020, YPF filed an appeal against the order issued on May 20, 2020 by the Provincial Court of Madrid for constitutional protection under sections 41 and 44 of the Organic Law of the Constitutional Court for considering that such order violates YPF’s fundamental right to an effective judicial protection. The Argentine Republic also filed an appeal for constitutional protection against such resolution. Both appeals are pending resolution.

•	Eton Park Capital Management, L.P., Eton Park Master Fund, LTD. y Eton Park Fund, L.P. (jointly referred to as “Eton Park”)
On June 2, 2017, Eton Park, a former YPF shareholder, filed a complaint against the Argentine Republic and YPF in the United States District Court for the Southern District of New York, for alleged damages that it would have suffered during the process of expropriation of shares that the Argentine Republic took over the majority stake of Repsol in YPF in 2012. The complaint, which seeks unspecified compensation, states that the alleged obligations assumed in the bylaws and in the initial public offering of YPF shares were violated, which imposed obligations related to a public offering made to the rest of the shareholders.
The claim was temporarily on hold, pending the resolution of the Second Circuit of the United States on the Petersen case; however, after the resolution referred to in the preceding paragraph, Eton Park requested that procedural terms be resumed. Likewise, YPF requested the Court to summon the parties to a hearing in order to agree on how the trial should proceed, proposing the answer to the complaint be filed within 45 days from the final resolution in the Petersen case.
On July 30, 2018, the Court ruled that the suspension of the process will stand for 10 days after the date of the Appeal Court’s resolution on the admissibility of the appeal in the Petersen Case, which was filed on July 24, 2018.
On August 30, 2018, the appeal filed by the Company and the Argentine Republic in the Petersen case was rejected. On October 2, 2018, the stay of mandate requested by YPF was granted for thirty days and on October 31, 2018, the Company filed the writ of certiorari, as mentioned in the Petersen Case.

On September 6, 2018, the Company made a filing so that the Eton Park process remained stayed so long as the stay of mandate in Petersen was still in force. On September 11, 2018, the Court granted the petition to the Company. Thus, as the Second Circuit of the United States has not made the “issuance of the mandate” in the Petersen case, the Eton Park case remains stayed.
In response to the presentations made in April 2019 by the Company and the Argentine Republic in the Petersen Case and the suspension of the process ruled by the Court, the procedural terms of Eton Park case was also on hold until the Supreme Court of Justice issued in relation to the writ of certiorari.
On June 25, 2019, Eton Park submitted a letter to the District Court requesting the Court to lift the suspension of the procedural terms and to set a date for the hearing prior to the motion for the admission of a Summary Judgment.
On June 26, 2019, the Court called Eton Park to a hearing to be held on July 11, 2019 in the Petersen case.
On July 3, 2019, YPF filed a brief opposing Eton Park’s motion for the case to be subject to a summary process requesting that the suspension of procedural terms remain in place until the Court hearing Petersen’s case resolved the motions filed by the defendants in such case.
On July 11, 2019, the hearing ordered by the Judge in the Petersen case was held, where Eton Park also participated. At the hearing, it was decided in relation to Eton Park’s case, that the Court would soon issue an order establishing the schedule for such judicial process.
On July 23, 2019, Petersen, Eton Park, the Argentine Republic and YPF filed a joint petition proposing a schedule for the Argentine Republic and YPF to file their motions for complaint dismissal based on the principle of “forum non conveniens”, and for both Petersen and Eton Park to be able to file their objections thereto.
To avoid duplication, refer to the description of the procedural developments included in the section entitled Petersen Energía Inversora, S.A.U and Petersen Energía, S.A.U. (collectively, “Petersen”), except that on July 10, 2020, both the Argentine Republic and YPF answered Eton Park’s claim.
As the process progresses, taking into account the complexity of the claims and the evidence that the parties must present, the Company will continue to reassess the status of the litigation and its impact on the results and financial situation of the Group.
The Company will take all defensive measures in accordance with the applicable legal procedure and the available defenses.
32.b.3) Claims before the CNDC

•	Claims for fuel sale prices
The Group was subject to certain claims before the CNDC, which are related to alleged price discrimination in sale of fuels and which were timely answered by YPF.
32.b.4) Tax claims

•	Dispute over customs duties
Between 2006 and 2009, the Customs General Administrations in Neuquén, Comodoro Rivadavia and Puerto Deseado brought certain summary proceedings based on alleged formal misstatements on future commitments of crude oil deliveries in the loading permits, for periods prior to and subsequent to the existence of export duties, for which they calculated the difference between the contractual price declared and the price in force at the time of export to determine fines under the terms of the Customs Code.
The Customs General Administration may question whether the contractual price agreed to by the Company and declared in loading permits is an appropriate amount when calculating export duties. However, the Company understands that there is no violation for declaring the contractual price of a transaction.

The summaries ended the administrative reviews before the Customs General Administration and are in full appeal before the TFN. On March 3, 2017, the Company was notified of an adverse judgment handed down by the TFN regarding the criteria employed for crude oil delivery operations after 1998 and for which fines were determined in accordance with Article 954 (c) of the Customs Code for approximately 11 exports that occurred prior to the existence of export duties. The Company appealed before the Court of Appeals with staying effects.
On March 31, 2017, the Company resolved to pay differences in export duties that had been objected to by several Customs, arising from future deliveries of crude oil commitments, by adhering to the anticipated moratorium provided for in Law No. 27,260. This action allowed the abatement of interest and cancellation of the applied fines underlying the substantial obligation. For this purpose, presentations were filed in all pending administrative and judicial cases evidencing the payment of the export duties and, where appropriate, the request for remission of the fines applied under the provisions set forth in Law No. 27,260. The summary proceedings and other proceedings in which the application of a fine is the matter at issue when there were no export duties are still pending, applying in that case the fine contemplated in article 954 clause c.
On April 18, 2018, the Company was notified of the judgement rendered by the Federal Appeals’ Court No. IV which ruled that the fines imposed by the customs authority of Neuquén were condoned, due to the fact that there were no export duties, based on section 56 of Act No. 27,260. The Customs authority filed an extraordinary appeal before CSJN. The same decision was adopted in favor of the condonation by the same Court of Appeals and in other cases, before the Court No. II, III and IV, and where the same fines are dispute, which were also appealed to the CSJN. The Attorney General to the CSJN has issued a report indicating that these fines should be considered as condoned.
The Company, based on its opinion and that of its external advisors, believes the claim has no legal merit and that it has a strong case in defense of the approach adopted in the dispute mentioned above.
32.b.5) Other claims
Additionally, the Group has received other labor, civil and commercial claims and several claims from the AFIP and from provincial and municipal fiscal authorities, not individually significant, which have not been provisioned for, due to the Management of the Company, based on the evidence available as of the date of issuance of these consolidated financial statements, having assessed them to be possible contingencies.